Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
CAD
Cash	$-
Accounts Receivable	$148,009
Finance Lease Receivable	$56,356
Accounts Payable and Accrued Liabilities	$440,693
Related Party Loan	$4,345,000